UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3999

John Hancock Investment Trust II
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2014

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock INVESTMENTS

John Hancock Regional Bank Fund

QUARTERLY PORTFOLIO HOLDINGS

1.31.2014

Regional Bank Fund
As of 1-31-14 (Unaudited)

	Shares	Value

Common Stocks 93.3%		$754,379,693

(Cost $392,699,759)

Financials 93.3%		754,379,693

Commercial Banks 80.9%
1st Source Corp.	39,395	1,160,971
1st United Bancorp, Inc.	748,779	5,436,136
Access National Corp.	68,218	1,120,140
American Business Bank (I)	41,607	1,273,174
Ameris Bancorp (I)	456,946	9,353,685
Anchor Bancorp Wisconsin, Inc. (I)(R)(V)	230,700	4,155,131
Anchor Bancorp, Inc. (I)(V)	161,584	2,795,403
Bank of Marin Bancorp, Class A	4,180	184,881
Bar Harbor Bankshares	95,308	3,630,282
BB&T Corp.	755,220	28,252,780
Bond Street Holdings LLC, Class A (I)(S)	520,587	8,690,187
Bond Street Holdings LLC, Class B (I)(S)	12,609	210,483
Bryn Mawr Bank Corp.	383,894	10,699,126
BSB Bancorp, Inc. (I)	234,047	3,651,133
Centerstate Banks, Inc.	602,986	6,632,846
Chemical Financial Corp.	132,365	3,822,701
City Holding Company	65,330	2,915,025
CoBiz Financial, Inc.	96,113	1,014,953
Comerica, Inc.	165,668	7,587,594
Commerce Bancshares, Inc.	119,511	5,195,143
ConnectOne Bancorp, Inc. (I)	33,239	1,518,025
CU Bancorp (I)	166,115	2,865,484
Cullen/Frost Bankers, Inc.	274,364	20,308,423
East West Bancorp, Inc.	305,801	10,232,101
Eastern Virginia Bankshares, Inc. (I)	264,358	1,787,060
Evans Bancorp, Inc.	126,399	2,907,177
Fifth Third Bancorp	1,222,505	25,697,055
First Business Financial Services Inc	83,333	3,437,486
First Citizens BancShares, Inc., Class A	316	69,912
First Commonwealth Financial Corp.	239,085	1,962,888
First Community Corp.	228,772	2,489,039
First Connecticut Bancorp, Inc.	42,923	661,443
First Financial Bancorp	188,393	3,123,556
First Financial Holdings, Inc.	150,691	9,275,031
First Horizon National Corp.	324,384	3,814,756
First Merchants Corp.	298,324	6,291,653
First Security Group, Inc. (I)	1,767,811	3,641,691
First Southern Bancorp, Inc., Class B (I)	140,985	848,730
Firstbank Corp.	1,724	30,825
FirstMerit Corp.	615,412	12,523,634
Flushing Financial Corp.	235,254	4,832,117
FNB Corp.	1,289,898	15,272,392
Glacier Bancorp, Inc.	471,924	12,472,951
Guaranty Bancorp	38,435	498,118
Hancock Holding Company	464,181	16,060,663
Heritage Commerce Corp.	712,266	5,705,251
Heritage Financial Corp.	141,015	2,401,485
Heritage Oaks Bancorp (I)	1,064,426	8,153,503
Home Federal Bancorp, Inc.	220,191	3,192,770
Independent Bank Corp.	482,214	17,436,858
Independent Bank Corp. (I)	175,548	2,326,011
John Marshall Bank (I)	43,062	734,207

1

Regional Bank Fund
As of 1-31-14 (Unaudited)

	Shares	Value

Financials (continued)

KeyCorp	483,753	$6,172,688
M&T Bank Corp.	207,703	23,160,962
MB Financial, Inc.	533,194	14,982,751
Monarch Financial Holdings, Inc.	223,406	2,571,403
MutualFirst Financial, Inc.	5,800	108,982
NewBridge Bancorp (I)	350,132	2,447,423
Northrim BanCorp, Inc.	18,959	455,395
Pacific Continental Corp.	318,618	4,492,514
Park Sterling Corp.	1,286,421	8,683,342
Peoples Bancorp, Inc.	132,557	2,989,160
PNC Financial Services Group, Inc.	352,131	28,128,224
Prosperity Bancshares, Inc.	163,828	10,249,080
Regions Financial Corp.	1,531,253	15,572,843
Sandy Spring Bancorp, Inc.	100,205	2,502,119
Sierra Bancorp	260,000	4,121,000
Simmons First National Corp., Class A	15,248	526,513
Southern First Bancshares, Inc. (I)	96,428	1,281,528
Southwest Bancorp, Inc.	257,823	4,499,011
State Bank Financial Corp.	226,420	3,878,575
Suffolk Bancorp (I)	220,756	4,256,176
Sun Bancorp, Inc. (I)	1,010,383	3,202,914
SunTrust Banks, Inc.	620,932	22,986,903
SVB Financial Group (I)	158,109	17,744,573
Talmer Bancorp, Inc., Class A (I)	1,609,719	19,558,086
The Community Financial Corp.	76,852	1,565,475
TriCo Bancshares	377,716	9,352,248
Trustmark Corp.	90,000	2,138,400
U.S. Bancorp	705,902	28,045,486
Union First Market Bankshares Corp.	326,026	7,521,420
United Bancorp, Inc. (I)	574,891	6,927,437
Vantagesouth Bancshares, Inc. (I)	360,300	1,861,310
Virginia Heritage Bank (I)	56,123	1,083,735
Washington Banking Company	130,863	2,328,053
Washington Trust Bancorp, Inc.	224,305	7,388,607
Wells Fargo & Company	626,339	28,398,210
WesBanco, Inc.	299,228	8,545,952
Westbury Bancorp, Inc. (I)	67,666	950,707
Wilshire Bancorp, Inc.	1,011,353	10,073,076
Yadkin Financial Corp. (I)	320,235	5,988,395
Zions Bancorporation	577,575	16,605,281

Diversified Financial Services 5.9%
Bank of America Corp.	1,384,523	23,190,760
JPMorgan Chase & Company	452,681	25,060,420

Thrifts & Mortgage Finance 6.5%
Berkshire Hills Bancorp, Inc.	386,034	9,442,392
Cheviot Financial Corp.	191,734	2,007,455
First Defiance Financial Corp.	262,030	6,739,412
Heritage Financial Group, Inc.	221,086	4,375,292
HomeStreet, Inc.	224,021	4,018,937
New York Community Bancorp, Inc.	119,078	1,927,873
Provident Financial Holdings, Inc.	77,242	1,162,492
Rockville Financial, Inc.	151,335	2,009,729
Simplicity Bancorp, Inc.	200,414	3,326,872
Southern Missouri Bancorp, Inc.	93,660	3,033,647
United Community Financial Corp. (I)	1,058,239	3,735,584
WSFS Financial Corp.	148,312	10,648,802

2

Regional Bank Fund
As of 1-31-14 (Unaudited)

	Shares	Value

Preferred Securities 1.1%		$8,832,990

(Cost $6,225,930)

Financials 1.1%		8,832,990

Commercial Banks 0.8%
First Citizens Bancshares, Inc., Series A (5.000% to 2-1-14, then
9.000% thereafter)	24,962	5,522,593
First Southern Bancorp, Inc. (5.000% to 2-1-14, then 9.000%
thereafter)	241	579,147

Thrifts & Mortgage Finance 0.3%
Flagstar Bancorp, Inc. (5.000% to 2-1-14, then 9.000% thereafter)	2,500	2,731,250

Warrants 1.6%		$12,746,403

(Cost $7,435,156)

Financials 1.6%		12,746,403

Commercial Banks 1.4%
Bank of Marin Bancorp (Expiration Date: 12-5-18, Strike Price: $27.23) (I)	97,827	1,715,357
Comerica, Inc. (Expiration Date: 11-14-18, Strike Price: $29.40) (I)	285,756	4,943,579
Horizon Bancorp (Expiration Date: 12-19-18, Strike Price: $17.68) (I)	300,229	4,333,939
TCF Financial Corp. (Expiration Date: 11-14-18, Strike Price: $16.93) (I)	116,620	355,691
Valley National Bancorp (Expiration Date: 11-14-18, Strike Price: $16.92) (I)	63,055	34,680

Diversified Financial Services 0.2%
Citigroup, Inc. (Expiration Date: 1-4-19, Strike Price: $106.10) (I)	1,721,817	1,088,188

Thrifts & Mortgage Finance 0.0%
Washington Federal, Inc. (Expiration Date: 11-14-18, Strike Price: $17.57) (I)	51,979	274,969

	Par value	Value

Short-Term Investments 2.8%		$22,683,000

(Cost $22,683,000)

Repurchase Agreement 2.8%		22,683,000

Barclays Tri-Party Repurchase Agreement dated 1-31-14 at 0.020% to be repurchased at $22,683,038 on 2-3-14, collateralized by
$23,267,200 U.S. Treasury Notes, 0.750% due 6-30-17 (valued at
$23,136,724, including interest)	$22,683,000	22,683,000

Total investments (Cost $429,043,845)† 98.8%		$798,642,086

Other assets and liabilities, net 1.2%		$9,629,204

Total net assets 100.0%		$808,271,290

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.

3

Regional Bank Fund
As of 1-31-14 (Unaudited)

(I) Non-income producing security.

(R) Direct placement securities are restricted to resale and the fund has limited rights to registration under the Securities Act of 1933.

Value as a
	Original		Beginning	Ending	percentage of
Issuer,	acquisition	Acquisition	share	share	fund’s net	Value as of
description	date	cost	amount	amount	assets	1-31-14

Anchor Bancorp
Wisconsin, Inc.	9-20-13	$4,614,007	230,700	230,700	0.51%	$4,155,131

$4,155,131

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(V) The fund owns 5% or more of the outstanding voting shares of the issuer and the security is considered an affiliate of the fund. For more information on this security refer to the Notes to the financial statements.

† At 1-31-14, the aggregate cost of investment securities for federal income tax purposes was $431,083,488. Net unrealized appreciation aggregated $367,558,598 of which $371,670,439 related to appreciated investment securities and $4,111,841 related to depreciated investment securities.

4

Regional Bank Fund
As of 1-31-14 (Unaudited)

Notes to the Portfolio of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Securities that trade only in the over-the-counter market are valued using bid prices. Certain short-term securities with maturities of 60 days or less at the time of purchase are valued at amortized cost. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund’s investments as of January 31, 2014 by major security category or type:

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	01-31-14	Price	Inputs	Inputs
Common Stocks
Commercial Banks	$653,700,026	$615,583,138	$5,503,001	$32,613,887
Diversified Financial Services	48,251,180	48,251,180	—	—
Thrifts & Mortgage Finance	52,428,487	52,428,487	—	—
Preferred Securities
Commercial Banks	6,101,740	—	5,522,593	579,147
Thrifts & Mortgage Finance	2,731,250	—	2,731,250	—
Warrants
Commercial Banks	11,383,246	5,333,950	6,049,296	—
Diversified Financial Services	1,088,188	1,088,188	—	—
Thrifts & Mortgage Finance	274,969	274,969	—	—
Short-Term Investments	22,683,000	—	22,683,000	—

Total Investments in Securities	$798,642,086	$722,959,912	$42,489,140	$33,193,034

5

Regional Bank Fund

As of 1-31-14 (Unaudited)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Transfers into or out of Level 3 represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period.

COMMERCIAL BANKS

Balance as of 10-31-13	$32,691,177

Realized gain (loss)	66,119

Change in unrealized appreciation (depreciation)	3,476,028

Purchases	-

Sales	(3,040,290)

Transfer into Level 3	-

Transfer out of Level 3	-

Balance as of 1-31-14	$33,193,034

Changes in unrealized at period end *	3,476,028

*Changes in unrealized appreciation (depreciation) attributable to level 3 securities held at the period end.

The valuation techniques and significant amounts of unobservable inputs used in the fair value measurement of the fund’s Level 3 securities are outlined in the table below:

	Fair Value	Valuation Technique	Unobservable Inputs	Input/ Range
	at 1-31-14

			Book Value multiple/	1.11x - 1.15x
Common Stocks	$13,055,801	Market Approach		(weighted average 1.12x)
			Discount for lack of marketability	10%

			Offered Quotes/	$13.50
	$19,558,086	Market Approach	Discount for lack of marketability	10%

	$32,613,887

Preferred Stock	$579,147	Market Approach	Offered Quotes	$2,403.10

Increases/decreases in book value multiples or offered quotes may result in increases/decreases in security valuation. Increases/decreases in discounts for lack of marketability may result in decreases/increases in security valuation.

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral for certain tri-party repurchase agreements is held at a third-party custodian bank in a segregated account for the benefit of the fund.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, the MRA does not result in an offset of the net amounts owed. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions. Collateral received by the fund for repurchase agreements is disclosed in the Portfolio of investments as part of the caption related to the repurchase agreement.

6

Regional Bank Fund
As of 1-31-14 (Unaudited)

Transactions in securities of affiliated issuers

Affiliated issuers, as defined by the 1940 Act, are those in which the fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the fund’s transactions in the securities of these issuers during the period ended January 31, 2014, is set forth below:

Ending

	Beginning	share	Realized	Dividend
Affiliate	share amount	amount	gain (loss)	income	Ending value

Anchor Bancorp, Inc.
Purchased: none Sold: none	161,584	161,584	-	-	$ 2,795,403
Anchor Bancorp Wisconsin, Inc.
Purchased: none Sold: none	230,700	230,700	-	-	$ 4,155,131

For additional information on the fund’s significant accounting policies, please refer to the fund’s most recent semiannual or annual shareholder report.

7

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** Investment Operations John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** Investment Operations John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**800-225-5291** **800-338-8080** **800-231-5469**

This report is for the information of the shareholders of John Hancock Regional Bank Fund.

01Q1 1/14
3/14

John Hancock Small Cap Equity Fund

QUARTERLY PORTFOLIO HOLDINGS

1.31.2014

Small Cap Equity Fund
As of 1-31-14 (Unaudited)

	Shares	Value

Common Stocks 99.3%		$484,887,778

(Cost $364,114,739)

Consumer Discretionary 13.3%		65,121,788

Auto Components 2.2%
Dorman Products, Inc. (I)	203,141	10,595,835

Internet & Catalog Retail 3.8%
HomeAway, Inc. (I)	392,918	16,054,629
zulily, Inc., Class A (I)	60,621	2,409,685

Media 1.4%
IMAX Corp. (I)	250,671	6,941,080

Specialty Retail 4.2%
Five Below, Inc. (I)	285,905	10,478,418
Restoration Hardware Holdings, Inc. (I)	182,837	10,374,171

Textiles, Apparel & Luxury Goods 1.7%
Wolverine World Wide, Inc.	296,343	8,267,970

Consumer Staples 7.5%		36,453,649

Food & Staples Retailing 3.3%
Pricesmart, Inc.	67,069	6,096,572
United Natural Foods, Inc. (I)	145,893	9,857,990

Food Products 4.2%
Annie's, Inc. (I)	150,867	6,052,784
The Hain Celestial Group, Inc. (I)	157,213	14,446,303

Energy 1.6%		7,612,190

Energy Equipment & Services 0.9%
Geospace Technologies Corp. (I)	56,987	4,531,606

Oil, Gas & Consumable Fuels 0.7%
Americas Petrogas, Inc. (I)	2,859,167	3,080,584

Health Care 21.9%		106,967,230

Biotechnology 5.5%
Acceleron Pharma, Inc. (I)	44,465	2,060,953
Alnylam Pharmaceuticals, Inc. (I)	109,928	9,196,576
Celldex Therapeutics, Inc. (I)	136,640	3,522,579
Cepheid, Inc. (I)	107,639	5,689,798
NPS Pharmaceuticals, Inc. (I)	183,327	6,559,440

Health Care Equipment & Supplies 8.6%
Align Technology, Inc. (I)	316,568	18,810,471
DexCom, Inc. (I)	270,271	10,935,165
GenMark Diagnostics, Inc. (I)	448,651	5,796,571
HeartWare International, Inc. (I)	66,165	6,564,230

Health Care Technology 6.8%
athenahealth, Inc. (I)	122,148	18,004,615
HealthStream, Inc. (I)	299,471	8,690,648
HMS Holdings Corp. (I)	272,867	6,284,127

Pharmaceuticals 1.0%
Akorn, Inc. (I)	213,747	4,852,057

1

Small Cap Equity Fund
As of 1-31-14 (Unaudited)

	Shares	Value

Industrials 22.0%		$107,538,763

Aerospace & Defense 1.1%
The KEYW Holding Corp. (I)	347,196	5,555,136

Building Products 0.6%
Trex Company, Inc. (I)	44,943	3,160,841

Commercial Services & Supplies 2.6%
Clean Harbors, Inc. (I)	223,752	12,548,012

Electrical Equipment 3.0%
Acuity Brands, Inc.	87,816	11,156,145
SolarCity Corp. (I)	46,469	3,442,888

Machinery 2.7%
Chart Industries, Inc. (I)	104,218	8,904,386
The ExOne Company (I)	48,135	2,265,233
Westport Innovations, Inc. (I)	124,948	2,126,615

Professional Services 4.4%
The Advisory Board Company (I)	242,800	15,371,668
WageWorks, Inc. (I)	94,420	5,871,980

Road & Rail 2.8%
Heartland Express, Inc.	654,632	13,786,550

Trading Companies & Distributors 4.8%
Beacon Roofing Supply, Inc. (I)	137,945	5,212,942
DXP Enterprises, Inc. (I)	43,900	4,216,156
Watsco, Inc.	147,117	13,920,211

Information Technology 33.0%		161,194,158

Communications Equipment 1.3%
KVH Industries, Inc. (I)	457,215	6,026,094

Electronic Equipment, Instruments & Components 0.5%
DTS, Inc. (I)	123,454	2,559,201

Internet Software & Services 9.3%
CoStar Group, Inc. (I)	75,409	12,973,364
Marketo, Inc. (I)	249,370	10,209,208
Pandora Media, Inc. (I)	266,578	9,615,468
Rocket Fuel, Inc. (I)(L)	93,251	5,455,184
Yelp, Inc. (I)	94,376	7,167,857

IT Services 2.3%
WEX, Inc. (I)	136,787	11,265,777

Semiconductors & Semiconductor Equipment 0.5%
Rubicon Technology, Inc. (I)	227,240	2,492,823

Software 19.1%
Aspen Technology, Inc. (I)	175,794	8,010,933
Bottomline Technologies, Inc. (I)	460,325	15,936,452
Concur Technologies, Inc. (I)(L)	101,303	12,292,106
FleetMatics Group PLC (I)	262,544	10,504,385
SolarWinds, Inc. (I)	165,025	6,582,847
Synchronoss Technologies, Inc. (I)	500,263	13,337,012
Tableau Software, Inc., Class A (I)	36,647	2,961,811
Tangoe, Inc. (I)	597,807	10,898,022
Ultimate Software Group, Inc. (I)	79,064	12,905,614

2

Small Cap Equity Fund
As of 1-31-14 (Unaudited)

	Yield (%)	Shares	Value

Securities Lending Collateral 1.2%			$6,041,363

(Cost $6,040,952)

John Hancock Collateral Investment Trust (W)	0.1428(Y)	603,744	6,041,363

		Par value	Value

Short-Term Investments 1.7%			$8,442,000

(Cost $8,442,000)

Repurchase Agreement 1.7%			8,442,000

Barclays Tri-Party Repurchase Agreement dated 1-31-14 at 0.020% to be repurchased at $8,442,014 on 2-3-14, collateralized by
$8,659,500 U.S. Treasury Notes, 0.750% due 6-30-17 (valued at
$8,610,940, including interest)		8,442,000	8,442,000

Total investments (Cost $378,597,691)† 102.2%			$499,371,141

Other assets and liabilities, net (2.2%)			($10,833,214)

Total net assets 100.0%			$488,537,927

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

(I) Non-income producing security.

(L) A portion of this security is on loan as of 1-31-14. The value of securities on loan amounted to $5,399,794.

(W) Investment is an affiliate of the fund, the advisor and/or subadvisor. This investment represents collateral received for securities lending.

(Y) The rate shown is the annualized seven-day yield as of 1-31-14.

† At 1-31-14, the aggregate cost of investment securities for federal income tax purposes was $378,955,920. Net unrealized appreciation aggregated $120,415,221 of which $128,714,169 related to appreciated investment securities and $8,298,948 related to depreciated investment securities.

3

Small Cap Equity Fund
As of 1-31-14 (Unaudited)

Notes to the Portfolio of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time (ET). In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their respective net asset values each business day. Certain short-term securities with maturities of 60 days or less at the time of purchase are valued at amortized cost. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of January 31, 2014, all investments are categorized as Level 1, except for short term which are Level 2 under the hierarchy described above.

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral for certain tri-party repurchase agreements is held at a third-party custodian bank in a segregated account for the benefit of the fund.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, the MRA does not result in an offset of the net amounts owed. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions. Collateral received by the fund for repurchase agreements is disclosed in the Portfolio of investments as part of the caption related to the repurchase agreement.

For additional information on the funds' significant accounting policies, please refer to the funds' most recent semiannual or annual shareholder report.

4

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** Investment Operations John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** Investment Operations John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**800-225-5291** **800-338-8080** **800-231-5469**

This report is for the information of the shareholders of John Hancock Small Cap Equity Fund.

37Q1 1/14
3/14

John Hancock INVESTMENTS

John Hancock Financial Industries Fund

QUARTERLY PORTFOLIO HOLDINGS

1.31.2014

Financial Industries Fund
As of 1-31-14 (Unaudited)

	Shares	Value

Common Stocks 95.2%		$822,876,689

(Cost $657,549,909)

Financials 92.2%		797,285,113

Capital Markets 19.1%
American Capital, Ltd. (I)	1,754,983	27,395,285
Ameriprise Financial, Inc.	259,862	27,451,821
Apollo Global Management LLC, Class A	448,099	14,540,813
Invesco, Ltd.	513,471	17,072,911
KKR & Company LP	780,452	18,816,698
The Blackstone Group LP	1,045,886	34,252,767
The Carlyle Group LP	419,579	14,605,545
The Goldman Sachs Group, Inc.	65,480	10,746,578

Commercial Banks 41.4%
1st United Bancorp, Inc.	359,434	2,609,491
Barclays PLC, ADR	1,053,587	18,859,207
BB&T Corp.	288,391	10,788,707
CIT Group, Inc.	303,976	14,150,083
East West Bancorp, Inc.	369,740	12,371,500
Fifth Third Bancorp	1,075,690	22,611,004
Flushing Financial Corp.	225,857	4,639,103
Glacier Bancorp, Inc.	519,701	13,735,697
Independent Bank Corp. - Massachusetts	81,521	2,947,799
Independent Bank Corp. - Michigan (I)	169,595	2,247,134
M&T Bank Corp.	18,401	2,051,896
MB Financial, Inc.	116,281	3,267,496
North Valley Bancorp (I)	98,801	2,308,979
PNC Financial Services Group, Inc.	220,338	17,600,599
Prosperity Bancshares, Inc.	231,320	14,471,379
Regions Financial Corp.	1,245,971	12,671,525
Royal Bank of Scotland Group PLC, ADR (I)	288,545	3,211,506
SpareBank 1 SR Bank ASA	888,000	8,625,026
State Bank Financial Corp.	255,573	4,377,965
Sun Bancorp, Inc. (I)	769,670	2,439,854
SunTrust Banks, Inc.	519,762	19,241,589
SVB Financial Group (I)	187,613	21,055,807
Swedbank AB, Class A	631,154	16,469,731
Talmer Bancorp, Inc., Class A (I)	739,378	8,983,443
The Community Financial Corp.	80,680	1,643,452
U.S. Bancorp	878,353	34,896,965
UniCredit SpA	2,724,693	20,394,630
Union First Market Bankshares Corp.	312,832	7,217,034
VantageSouth Bancshares, Inc. (I)	392,200	2,026,105
Wells Fargo & Company	570,085	25,847,654
Wilshire Bancorp, Inc.	403,141	4,015,284
Yadkin Financial Corp. (I)	196,251	3,669,894
Zions Bancorporation	565,683	16,263,386

Consumer Finance 2.7%
Discover Financial Services	436,473	23,416,776

Diversified Financial Services 9.0%
Bank of America Corp.	1,760,826	29,493,836
Citigroup, Inc.	416,909	19,773,994
JPMorgan Chase & Company	517,940	28,673,158

Insurance 12.5%
ACE, Ltd.	215,071	20,175,811

1

Financial Industries Fund
As of 1-31-14 (Unaudited)

			Shares	Value

Financials (continued)

American International Group, Inc.			402,212	$19,290,088
Assured Guaranty, Ltd.			968,472	20,483,183
CNO Financial Group, Inc.			780,331	13,218,807
Hartford Financial Services Group, Inc.			259,092	8,614,809
Lincoln National Corp.			212,684	10,215,213
MetLife, Inc.			157,194	7,710,366
Prudential Financial, Inc.			97,525	8,230,135

Real Estate Investment Trusts 6.2%
BRE Properties, Inc.			118,947	7,029,768
CoreSite Realty Corp.			159,862	4,904,566
DiamondRock Hospitality Company			356,318	4,126,162
Digital Realty Trust, Inc.			133,767	6,820,779
FelCor Lodging Trust, Inc.			845,413	6,898,570
General Growth Properties, Inc.			314,523	6,334,493
Simon Property Group, Inc.			112,310	17,390,080

Real Estate Management & Development 0.4%
Eurocastle Investment, Ltd.			393,372	3,731,365

Thrifts & Mortgage Finance 0.9%
First Defiance Financial Corp.			132,626	3,411,141
HomeStreet, Inc.			165,029	2,960,620
United Community Financial Corp. (I)			506,530	1,788,051

Information Technology 3.0%				25,591,576

IT Services 3.0%
Visa, Inc., Class A			118,793	25,591,576

Preferred Securities 0.5%				$4,100,633

(Cost $4,144,150)

Financials 0.5%				4,100,633

Commercial Banks 0.2%
Zions Bancorporation, 6.300%			56,516	1,369,383

Thrifts & Mortgage Finance 0.3%
Flagstar Bancorp, Inc. (5.000% to 2-1-14, then 9.000% thereafter)			2,500	2,731,250

		Maturity
	Rate (%)	date	Par value	Value

Corporate Bonds 0.3%				$2,607,750

(Cost $2,850,000)

Financials 0.3%				2,607,750

Commercial Banks 0.3%
Zions Bancorporation (5.800% to 6-15-23, then 3 month
LIBOR + 3.800%) (Q)	5.800	06/15/23	2,850,000	2,607,750

			Shares	Value

Investment Companies 1.6%				$14,092,127

(Cost $6,428,028)

AP Alternative Assets LP (I)			442,674	14,092,127

2

Financial Industries Fund

As of 1-31-14 (Unaudited)

	Shares	Value
Warrants 0.5%		$4,512,942

(Cost $3,707,526)

Financials 0.5%		4,512,942

Commercial Banks 0.4%
Comerica, Inc. (Expiration Date: 11-14-18, Strike Price: $29.40) (I)	223,341	3,863,799

Diversified Financial Services 0.1%
Citigroup, Inc. (Expiration Date: 1-4-19, Strike Price: $106.10) (I)	1,027,125	649,143

	Par value	Value
Short-Term Investments 0.9%		$7,882,000

(Cost $7,882,000)

Repurchase Agreement 0.9%		7,882,000

Barclays Tri-Party Repurchase Agreement dated 1-31-14 at 0.020% to be repurchased at $7,882,013 on 2-3-14, collateralized by
$8,085,000 U.S. Treasury Notes, 0.750% due 6-30-17 (valued at
$8,039,661, including interest)	$7,882,000	7,882,000

Total investments (Cost $682,561,613)† 99.0%		$856,072,141

Other assets and liabilities, net 1.0%		$8,549,783

Total net assets 100.0%		$864,621,924

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the fund.

ADR American Depositary Receipts

LIBOR London Interbank Offered Rate

(I) Non-income producing security.

(Q) Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.

† At 1-31-14, the aggregate cost of investment securities for federal income tax purposes was $685,573,904.

Net unrealized appreciation aggregated $170,498,237, of which $174,958,078 related to appreciated investment securities and $4,459,841 related to depreciated investment securities.

The fund had the following country concentration as a percentage of total net assets on 1-31-14:

United States	85.8%
United Kingdom	2.6%
Bermuda	2.4%
Italy	2.4%
Switzerland	2.3%
Sweden	1.9%
Guernsey, Channel Islands	1.6%
Norway	1.0%

Total	100.0%

3

Financial Industries Fund
As of 1-31-14 (Unaudited)

Notes to the Portfolio of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Certain short-term securities with maturities of 60 days or less at the time of purchase are valued at amortized cost.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund’s Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

4

Financial Industries Fund
As of 1-31-14 (Unaudited)

The following is a summary of the values by input classification of the fund’s investments as of January 31, 2014 by major security category or type:

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	1-31-14	Price	Inputs	Inputs
Common Stocks
Capital Markets	$164,882,418	$164,882,418	—	—
Commercial Banks	357,710,924	301,211,989	$47,515,492	$8,983,443
Consumer Finance	23,416,776	23,416,776	—	—
Diversified Financial Services	77,940,988	77,940,988	—	—
Insurance	107,938,412	107,938,412	—	—
Real Estate Investment Trusts	53,504,418	53,504,418	—	—
Real Estate Management & Development	3,731,365	—	3,731,365	—
Thrifts & Mortgage Finance	8,159,812	8,159,812	—	—
IT Services	25,591,576	25,591,576	—	—
Preferred Securities
Commercial Banks	1,369,383	1,369,383	—	—
Thrifts & Mortgage Finance	2,731,250	—	2,731,250	—
Corporate Bonds	2,607,750	—	2,607,750	—
Investment Companies	14,092,127	—	14,092,127	—
Warrants
Commercial Banks	3,863,799	3,863,799	—	—
Diversified Financial Services	649,143	649,143	—	—
Short-Term Investments	7,882,000	—	7,882,000	—

Total Investments in Securities	$856,072,141	$768,528,714	$78,559,984	$8,983,443

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Transfers into or out of Level 3, represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period.

INVESTMENTS IN SECURITIES	COMMON STOCKS	PREFERRED STOCKS	TOTAL

Balance as of 10-31-13	$7,869,508	$1,547,615	$9,417,123
Realized gain (loss)	-	34,405	34,405
Change in unrealized appreciation (depreciation)	1,113,935	-	1,113,935
Purchases	-	-	-
Sales	-	(1,582,020)	(1,582,020)
Transfer into Level 3	-	-	-
Transfer out of Level 3	-	-	-
Balance as of 1-31-14	$8,983,443	-	$8,983,443
Change in unrealized at period end*	$1,113,935	-	$1,113,935

*Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at the period end.

The valuation techniques and significant amounts of unobservable inputs used in the fair value measurement of the fund’s Level 3 securities are outlined in the table below:

	Fair Value	Valuation Technique	Unobservable Inputs	Input/ Range
	at 1-31-14

Common Stocks	$8,983,443	Market Approach	Offered Quotes/	$13.50
			Discount for lack of marketability	10%

Increases/decreases in offered quotes may result in increases/decreases in security valuation. Increases/decreases in discounts for lack of marketability may result in decreases/increases in security valuation.

5

Financial Industries Fund
As of 1-31-14 (Unaudited)

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral for certain tri-party repurchase agreements is held at a third-party custodian bank in a segregated account for the benefit of the fund.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, the MRA does not result in an offset of the net amounts owed. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions. Collateral received by the fund for repurchase agreements is disclosed in the Portfolio of investments as part of the caption related to the repurchase agreement.

Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of the fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.

For additional information on the fund’s significant accounting policies, please refer to the fund’s most recent semiannual or annual shareholder report.

6

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** Investment Operations John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** Investment Operations John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**800-225-5291** **800-338-8080** **800-231-5469**

This report is for the information of the shareholders of John Hancock Financial Industries Fund.

70Q1 1/14
3/14

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investment Trust II

By:	/s/ Andrew G. Arnott
Andrew G. Arnott
President

Date:	March 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew G. Arnott
Andrew G. Arnott
President

Date:	March 24, 2014

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	March 24, 2014